Commitments and contingencies - Research and development payments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Disclosure of contingent liabilities [line items]
Total	$ 172
2024
Disclosure of contingent liabilities [line items]
Total	22
2025
Disclosure of contingent liabilities [line items]
Total	33
2026
Disclosure of contingent liabilities [line items]
Total	33
2027
Disclosure of contingent liabilities [line items]
Total	11
2028
Disclosure of contingent liabilities [line items]
Total	13
Thereafter
Disclosure of contingent liabilities [line items]
Total	$ 60